                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-2670

                        Date of fiscal year end: July 31

                    Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                         PERIMETER SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2010
                                   (UNAUDITED)

                                            SHARES      VALUE
                                           -------   -----------
COMMON STOCK+ -- 96.3%
BASIC MATERIALS -- 4.3%
AK Steel Holding                            87,880   $  1,471,990
Buckeye Technologies*                      147,330      2,080,300
Cabot                                       65,550      2,132,997
Gammon Gold*                               194,323      1,441,877
Solutia*                                   152,090      2,676,784
Spartech                                   113,880      1,621,651
Stillwater Mining*                         157,878      2,668,138
Thompson Creek Metals*                     201,480      2,582,974
                                                     ------------
                                                       16,676,711
                                                     ------------
COMMUNICATIONS -- 11.0%
Acme Packet*                               109,389      2,859,428
APAC Customer Services*                    277,110      1,593,382
Applied Signal Technology                    5,227         97,693
Art Technology Group*                      409,332      1,751,941
Atheros Communications*                     25,150        976,826
Atlantic Tele-Network                       24,790      1,367,912
Blue Coat Systems*                          81,231      2,642,444
ClickSoftware Technologies*                285,462      1,941,142
DG Fastchannel*                             31,510      1,108,522
GeoEye*                                     62,521      1,781,848
GigaMedia*                                 118,296        356,071
Infospace*                                 215,700      2,258,379
MasTec*                                    163,100      2,040,381
Move*                                      289,640        637,208
Netgear*                                    95,407      2,581,713
NIC*                                       178,147      1,255,936
NICE Systems ADR*                           88,629      2,819,288
Novatel Wireless*                          171,280      1,173,268
Oplink Communications*                     107,097      1,618,236
Syniverse Holdings*                        139,361      2,798,369
TeleCommunication Systems, Cl A*           179,044      1,237,194
TIBCO Software*                            182,510      2,080,614
United Online                               98,174        782,447
US Auto Parts Network*                     140,740      1,322,956
ValueClick*                                198,230      2,037,804
Web.com Group*                             221,800      1,071,294
                                                     ------------
                                                       42,192,296
                                                     ------------
CONSUMER CYCLICAL -- 18.1%
99 Cents Only Stores*                      143,087      2,220,710
AirTran Holdings*                          365,120      1,927,834
Amerigon*                                  145,080      1,423,235
Bally Technologies*                         36,920      1,702,750
Big Lots*                                   51,750      1,976,850

                                            SHARES      VALUE
                                           -------   -----------
CONSUMER CYCLICAL -- (CONTINUED)
BJ's Restaurants*                           69,423   $  1,675,177
Carter's*                                   75,120      2,420,366
Cash America International                  57,200      2,119,832
Casual Male Retail Group*                  253,963      1,038,709
Cheesecake Factory*                         75,250      2,044,542
Deckers Outdoor*                            16,770      2,357,527
Dress Barn*                                 91,220      2,524,970
Finish Line                                163,060      2,626,897
First Cash Financial Services*              77,300      1,705,238
Fossil*                                     32,360      1,258,804
Genesco*                                    72,921      2,427,540
Gymboree*                                   38,790      1,905,753
hhgregg*                                    72,508      2,075,904
Hibbett Sports*                             89,181      2,452,477
Iconix Brand Group*                        142,430      2,458,342
Jo-Ann Stores*                                 442         19,501
Jones Apparel Group                         63,900      1,390,464
JOS A Bank Clothiers*                       37,502      2,282,372
Maidenform Brands*                          90,257      2,059,665
O'Charleys*                                 81,055        774,075
Penske Auto Group*                         142,506      2,134,740
Pep Boys-Manny Moe & Jack                  219,140      2,745,824
Shoe Carnival*                              33,959        939,306
Steven Madden*                              45,871      2,658,683
Systemax                                    61,500      1,428,645
Texas Roadhouse*                           117,030      1,729,703
Ulta Salon Cosmetics & Fragrance*           71,987      1,664,339
Warnaco Group*                              36,232      1,733,339
Westport Innovations*                       84,740      1,610,060
Williams-Sonoma                             78,710      2,266,848
WMS Industries*                             44,490      2,225,390
Wonder Auto Technology*                    121,520      1,405,986
                                                     ------------
                                                       69,412,397
                                                     ------------
CONSUMER NON-CYCLICAL -- 26.8%
Aaron's                                    112,966      2,549,643
Advisory Board*                             45,937      1,512,705
Air Methods*                                39,650      1,311,622
Alexion Pharmaceuticals*                    31,200      1,712,256
Alnylam Pharmaceuticals*                   110,800      1,879,168
Alphatec Holdings*                         231,131      1,543,955
American Medical Systems Holdings*          86,983      1,558,735
American Public Education*                  35,722      1,512,827
AngioDynamics*                              91,650      1,466,400
Atrion                                       8,760      1,241,993

  The accompanying notes are an integral part of the portfolio of investments.

                         PERIMETER SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 APRIL 30, 2010
                                   (UNAUDITED)

                                            SHARES      VALUE
                                           -------   -----------
CONSUMER NON-CYCLICAL -- (CONTINUED)
Bio-Reference Laboratories*                 84,268   $  1,971,871
Bruker BioSciences*                        193,205      2,954,104
Calavo Growers                              79,793      1,383,611
Central European Distribution*              53,669      1,859,631
ChinaCast Education*                       160,926      1,083,032
Consolidated Graphics*                      54,860      2,299,183
Emergency Medical Services, Cl A*           24,524      1,296,829
Ensign Group                                68,190      1,183,778
ev3*                                       139,980      2,677,817
Flowers Foods                               79,455      2,094,434
FTI Consulting*                             43,020      1,769,413
Genoptix*                                   43,330      1,676,438
Grand Canyon Education*                     75,770      1,832,119
Haemonetics*                                41,860      2,422,020
Hanger Orthopedic Group*                    63,540      1,184,386
Heidrick & Struggles International          46,650      1,232,026
ICON ADR*                                   79,288      2,312,831
ICU Medical*                                22,000        783,420
Immucor*                                    97,570      2,088,974
Impax Laboratories*                         99,907      1,808,317
Isis Pharmaceuticals*                      118,934      1,278,540
Kforce*                                    134,375      1,866,469
LHC Group*                                  38,939      1,327,820
Magellan Health Services*                   36,120      1,524,625
Medicis Pharmaceutical                     100,340      2,546,629
Micrus Endovascular*                        48,547        974,824
Monro Muffler Brake                         56,990      2,043,661
Nektar Therapeutics*                       147,747      2,062,548
Net 1 UEPS Technologies*                   108,260      1,775,464
Oculus Innovative Sciences*                126,998        273,046
Odyssey HealthCare*                        109,270      2,276,094
Onyx Pharmaceuticals*                       69,430      2,004,444
Par Pharmaceutical*                         98,650      2,677,361
PAREXEL International*                      78,670      1,855,039
Princeton Review*                          401,080      1,255,380
QKL Stores*                                 95,283        547,877
RehabCare Group*                            52,846      1,507,168
Salix Pharmaceuticals*                      84,720      3,405,744
Sirona Dental Systems*                      66,470      2,771,134
Sotheby's                                   64,655      2,159,477
SXC Health Solutions*                        9,603        669,329
Synovis Life Technologies*                 144,623      2,140,420
Theravance*                                 82,360      1,381,177
TreeHouse Foods*                            34,907      1,476,217

                                            SHARES      VALUE
                                           -------   -----------
CONSUMER NON-CYCLICAL -- (CONTINUED)
TrueBlue*                                  127,093   $  2,006,798
US Physical Therapy*                        93,981      1,648,427
VIVUS*                                     332,163      3,384,741
Wright Express*                             53,740      1,825,548
                                                     ------------
                                                      102,869,539
                                                     ------------
ENERGY -- 6.7%
Bill Barrett*                               42,457      1,446,935
Carrizo Oil & Gas*                          67,600      1,483,144
Complete Production Services*               82,880      1,250,659
Comstock Resources*                         46,080      1,477,325
Core Laboratories                           13,450      2,016,020
Dawson Geophysical*                         53,640      1,571,116
Georesources*                               40,340        692,234
Hercules Offshore*                         287,807      1,139,716
International Coal Group*                  392,710      2,069,582
Key Energy Services*                       144,520      1,569,487
Natural Gas Services Group*                 79,161      1,419,357
North American Energy Partners*            202,397      2,283,038
Oil States International*                   47,870      2,312,600
OYO Geospace*                               31,630      1,572,011
Penn Virginia                               80,710      2,058,912
Rex Energy*                                106,030      1,410,199
                                                     ------------
                                                       25,772,335
                                                     ------------
FINANCIAL -- 3.9%
Argo Group International Holdings           30,890      1,019,061
Encore Capital Group*                      127,496      2,933,683
First Citizens BancShares, Cl A              9,280      1,911,680
Pinnacle Financial Partners*                96,250      1,470,700
Provident Financial Services                82,340      1,085,241
Stifel Financial*                           38,570      2,211,218
Tower Group                                 50,640      1,167,758
United Community Banks*                    232,121      1,355,587
Washington Federal                          91,930      1,891,000
                                                     ------------
                                                       15,045,928
                                                     ------------
INDUSTRIAL -- 11.0%
Aptargroup                                  37,489      1,613,527
Capstone Turbine*                          792,321        966,632
Celadon Group*                             154,919      2,312,941
Columbus McKinnon*                         107,190      1,932,636
Darling International*                     248,442      2,357,715
Drew Industries*                            76,949      1,973,742
EnerSys*                                    81,220      2,101,974
EnPro Industries*                           56,698      1,790,523
Esterline Technologies*                     34,240      1,909,907

  The accompanying notes are an integral part of the portfolio of investments.

                         PERIMETER SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 APRIL 30, 2010
                                   (UNAUDITED)

                                            SHARES      VALUE
                                           -------   -----------
INDUSTRIAL -- (CONTINUED)
GrafTech International*                     96,950   $  1,634,577
Harbin Electric*                            98,341      2,154,651
HUB Group, Cl A*                            70,812      2,266,692
II-VI*                                      73,316      2,629,112
Imax*                                      136,640      2,582,496
Kansas City Southern*                       39,550      1,603,752
Marten Transport*                           75,043      1,639,690
NVE*                                        42,912      2,069,646
Old Dominion Freight Line*                  70,690      2,536,357
Orion Marine Group*                         94,190      1,785,842
Silgan Holdings                             22,710      1,370,094
VSE                                         20,427        820,961
Waste Connections*                          66,144      2,367,294
                                                     ------------
                                                       42,420,761
                                                     ------------
TECHNOLOGY -- 14.1%
Actuate*                                   207,000      1,171,620
Anadigics*                                 355,730      1,789,322
Compellent Technologies*                    44,243        556,134
Compuware*                                 269,130      2,314,518
Cray*                                      181,310      1,225,656
CSG Systems International*                 116,320      2,642,790
Emulex*                                    188,060      2,209,705
EPIQ Systems*                              173,395      2,089,410
Fairchild Semiconductor International*     115,400      1,294,788
Interactive Intelligence*                  101,004      1,996,849
Isilon Systems*                            121,220      1,573,436
JDA Software Group*                         76,698      2,216,572
Mattson Technology*                        183,130        824,085
Maxwell Technologies*                       71,580      1,032,899
Microsemi*                                 135,160      2,238,250
O2Micro International*                     296,761      2,077,327
Omnicell*                                  127,021      1,695,730
Open Text*                                  53,610      2,259,662
Parametric Technology*                      59,740      1,110,567
PMC-Sierra*                                211,670      1,873,279
Progress Software*                          44,400      1,431,900
Quality Systems                             37,700      2,413,177
Quest Software*                            109,100      1,912,523
Radiant Systems*                           126,596      1,781,206
Smith Micro Software*                      232,506      2,206,482
Solera Holdings                             77,960      3,030,305
STEC*                                       68,720        954,521
Sybase*                                     43,993      1,908,416
Tyler Technologies*                         93,801      1,598,369

                                            SHARES      VALUE
                                           -------   -----------
TECHNOLOGY -- (CONTINUED)
Ultimate Software Group*                    32,430   $  1,084,784
Zoran*                                     178,138      1,733,283
                                                     ------------
                                                       54,247,565
                                                     ------------
UTILITIES -- 0.4%
Avista                                      73,650      1,593,049
                                                     ------------
   TOTAL COMMON STOCK
      (Cost $293,162,836)                             370,230,581
                                                     ------------
EXCHANGE TRADED FUND -- 0.9%
UTILITIES -- 0.9%
iShares Russell 2000 Growth Index Fund      44,900      3,429,013
                                                     ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $3,112,669)                                 3,429,013
                                                     ------------
TOTAL INVESTMENTS -- 97.2%
   (Cost $296,275,505)**                              373,659,594
                                                     ------------
OTHER ASSETS IN EXCESS OF LIABILITIES --
   2.8%                                                10,943,268
                                                     ------------
NET ASSETS -- 100.0%                                 $384,602,862
                                                     ============

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $296,275,505
                                ------------
Gross unrealized appreciation     83,430,268
Gross unrealized depreciation     (6,046,179)
                                ------------
Net unrealized appreciation     $ 77,384,089
                                ============

ADR American Depositary Receipt

Cl  Class

The following is a summary of inputs used, as of April 30, 2010, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                               LEVEL 2        LEVEL 3
                              TOTAL MARKET       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                             APRIL 30, 2010       PRICE         INPUTS        INPUTS
                             --------------   ------------   -----------   ------------
Investments in Securities*    $373,659,594    $373,659,594        --           $--
                              ============    ============       ===           ===

* See Portfolio of Investments detail for security type and sector classification breakout.

  The accompanying notes are an integral part of the portfolio of investments.

                         PERIMETER SMALL CAP GROWTH FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                           APRIL 30, 2010 (UNAUDITED)

PORTFOLIO VALUATION -- The Perimeter Small Cap Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

- Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of April 30, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date June 28, 2010


By (Signature and Title)* /s/ Joel Weiss
                          ------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.